1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com Corey F. Rose corey.rose@dechert.com +1 202 261 3314 Direct

February 12, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:       HARTFORD HLS SERIES FUND II, INC., FILE NOS. 033-03920/811-04615

Dear Sir or Madam:

Included herewith for filing on behalf of Hartford HLS Series Fund II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 78 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with changes to the name, principal investment strategy, portfolio manager, benchmark and principal risks of one series of the Registrant, the Hartford MidCap Growth HLS Fund (formerly, the Hartford Small/Mid Cap Equity HLS Fund), which could be construed as material. These changes took effect on November 1, 2018, and shareholders of the Fund were notified of the changes via a supplement dated August 9, 2018 to the Fund’s prospectus and summary prospectus.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2019. No fee is required in connection with this filing. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose

cc:        John V. O’Hanlon